International Equity Index Trust Investment Objectives and Goals - International Equity Index Trust	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Index Trust
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.